Stockholder's Equity, Equity-Based Compensation Expense and Earnings Per Share 2013 Omnibus Plan RSU Transactions (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	1 Months Ended			9 Months Ended
	Sep. 29, 2013	Aug. 02, 2013 Omnibus Plan 2013 [Member]	Mar. 27, 2013 Omnibus Plan 2013 [Member]	Mar. 27, 2013 Stock Options Omnibus Plan 2013 [Member]	Sep. 29, 2013 Stock Options Omnibus Plan 2013 [Member]	Sep. 29, 2013 Restricted Stock Units (RSUs) [Member] Omnibus Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, Outstanding, Ending balance					$ 13,336
Aggregate Intrinsic Value, Exercisable, Ending Balance
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					9 years 6 months 5 days	6 years 7 months 17 days
Weighted Average Remaining Life, Exercisable, Ending Balance					0 years
Weighted Average Fair Value of Grants					$ 4.78
Weighted Average Fair Value of Exercised Grants
Weighted Average Fair Value of Forfeited Grants					$ 4.63
Weighted Average Fair Value at Grant Date, Outstanding, Ending balance					$ 4.79
Weighted Average Fair Value at Grant Date, Exercisable, Ending Balance
Weighted Average Exercise Price of Grants					$ 20.35
Weighted Average Exercise Price of Exercised Grants
Weighted Average Exercise Price of Forfeited Grants					$ 20.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 20.37
Number of Shares Granted		155,575		2,310,000	2,465,575
Number of Shares Exercised
Number of Shares Forfeited					(125,310)
Number of Shares, Outstanding, Ending Balance					2,340,265
Number of Shares, Exercisable, Ending Balance
Number of PIUs Converted into RSUs						1,546,355
Number of RSUs Granted		66,042	82,460			348,502
Number of RSUs Forfeited						(135,407)
Number of RSUs Exercised						(80,252)
Number of RSUs, Outstanding, Ending Balance						1,679,198
Weighted Average Fair Value of PIUs Converted into RSUs	$ 20.00					$ 20.00
Weighted Average Fair Value of RSUs Granted						$ 21.06
Weighted Average Fair Value of RSUs Vested						$ 20.00
Weighted Average Fair Value of RSUs Forfeited						$ 20.00
Weighted Average Fair Value at Grant Date, Oustanding, Ending balance						$ 20.34
Aggregate Intrinsic Value, Oustanding, Ending Balance						$ 43,777